UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY DEFICIT - USD ($) $ in Thousands	Total Mezzanine Equity [Member]	Convertible Preferred Stock Series B Shares [Member]	Convertible Preferred Stock Series B 1 Shares [Member]	Convertible Preferred Stock Series C Shares [Member]	Convertible Preferred Stock Series C 1 Shares [Member]	Convertible Preferred Stock Series D Shares [Member]	Convertible Preferred Stock Series D 1 Shares [Member]	Convertible Preferred Stock Series D 2 Shares [Member]	Convertible Preferred Stock Series E Shares [Member]	Convertible Preferred Stock Series E 1 Shares [Member]	Convertible Preferred Stock Series F Shares [Member]	Convertible Preferred Stock Series F 1 Shares [Member]	Convertible Preferred Stock Series G Shares [Member]	Convertible Preferred Stock Series H Shares [Member]	Convertible Preferred Stock Total Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Common Stock [Member]	Common Stock B [Member]	Common B Shares [Member]
Beginning balance, value at Dec. 31, 2017	$ 267,267															$ 299,148	$ (582,409)	$ (283,261)
Balance at beginning, shares at Dec. 31, 2017		72,123		416,667		1,450,993	325,203		615,231	393,511					3,273,728				202,582
Net loss																	(35,292)	(35,292)
Issuance of preferred stock, net of issuance costs	34,876
Issuance of preferred stock, net of issuance costs, shares											277,955	46,325			324,280
Share-based compensation expense																871		871
Ending balance, value at Dec. 31, 2018	302,143															306,909	(617,701)	(310,792)
Balance at ending, shares at Dec. 31, 2018		72,123		416,667		1,450,993	325,203		615,231	393,511	277,955	46,325			3,598,008				202,582	466,952
Net loss																	(51,981)	(51,981)
Issuance of preferred stock, net of issuance costs	7,780
Issuance of preferred stock, net of issuance costs, shares											74,121				74,121
Share-based compensation expense																1,879		1,879
Ending balance, value at Dec. 31, 2019	309,923															308,788	(669,682)	(360,894)
Balance at ending, shares at Dec. 31, 2019		72,123		416,667		1,450,993	325,203		615,231	393,511	352,076	46,325			3,672,129				202,582	466,952	466,952
Net loss																	(24,068)	(24,068)
Conversion of debt to preferred stock	23,517
Issuance of preferred stock, net of issuance costs	11,966
Issuance of preferred stock, net of issuance costs, shares													195,121		195,121
Share-based compensation expense																987		987
Ending balance, value at Jun. 30, 2020	345,406															309,775	(693,750)	(383,975)
Balance at ending, shares at Jun. 30, 2020		72,123		416,667		1,450,993	325,203		615,231	393,511	352,076	46,325	578,387		4,250,516				202,582		466,952
Conversion of debt to preferred stock, shares													383,266		383,266
Beginning balance, value at Dec. 31, 2019	309,923															308,788	(669,682)	(360,894)
Balance at beginning, shares at Dec. 31, 2019		72,123		416,667		1,450,993	325,203		615,231	393,511	352,076	46,325			3,672,129				202,582	466,952	466,952
Net loss																	(25,643)	(25,643)
Conversion of debt to preferred stock	23,571
Issuance of preferred stock, net of issuance costs	29,987
Issuance of preferred stock, net of issuance costs, shares													357,721	168,288	526,009
Share-based compensation expense																2,643		2,643
Ending balance, value at Dec. 31, 2020	363,481															311,431	(695,325)	(383,894)
Balance at ending, shares at Dec. 31, 2020			72,123		416,667	1,080,993	325,203	370,000	615,231	393,511	352,076	46,325	740,987	168,288	4,581,404				202,582	466,952	466,952
Conversion of debt to preferred stock, shares													383,266		383,266
Beginning balance, value at Mar. 31, 2020	338,431															309,280	(682,697)	(373,417)
Balance at beginning, shares at Mar. 31, 2020		72,123		416,667		1,450,993	325,203		615,231	393,511	352,076	46,325	464,566		4,136,695				202,582		466,952
Net loss																	(11,053)	(11,053)
Conversion of debt to preferred stock
Issuance of preferred stock, net of issuance costs	6,975
Issuance of preferred stock, net of issuance costs, shares													113,281		113,281
Share-based compensation expense																495		495
Ending balance, value at Jun. 30, 2020	345,406															309,775	(693,750)	(383,975)
Balance at ending, shares at Jun. 30, 2020		72,123		416,667		1,450,993	325,203		615,231	393,511	352,076	46,325	578,387		4,250,516				202,582		466,952
Beginning balance, value at Dec. 31, 2020	363,481															311,431	(695,325)	(383,894)
Balance at beginning, shares at Dec. 31, 2020			72,123		416,667	1,080,993	325,203	370,000	615,231	393,511	352,076	46,325	740,987	168,288	4,581,404				202,582	466,952	466,952
Net loss																	(23,967)	(23,967)
Conversion of debt to preferred stock
Issuance of preferred stock, net of issuance costs	647
Issuance of preferred stock, net of issuance costs, shares														13,006	13,006
Share-based compensation expense																1,489		1,489
Ending balance, value at Jun. 30, 2021	364,128															312,989	(719,292)	(406,303)
Balance at ending, shares at Jun. 30, 2021			72,123		416,667	1,080,993	325,203	370,000	615,231	393,511	352,076	46,325	740,987	181,294	4,594,410				205,057		466,952
Exercise of common stock options																69		69
Exercise of common stock options																			2,475,000
Beginning balance, value at Mar. 31, 2021	364,128															312,092	(708,874)	(396,782)
Balance at beginning, shares at Mar. 31, 2021			72,123		416,667	1,080,993	325,203	370,000	615,231	393,511	352,076	46,325	740,987	181,294	4,594,410				202,582		466,952
Net loss																	(10,418)	(10,418)
Conversion of debt to preferred stock
Issuance of preferred stock, net of issuance costs
Issuance of preferred stock, net of issuance costs, shares
Share-based compensation expense																828		828
Ending balance, value at Jun. 30, 2021	$ 364,128															312,989	(719,292)	(406,303)
Balance at ending, shares at Jun. 30, 2021			72,123		416,667	1,080,993	325,203	370,000	615,231	393,511	352,076	46,325	740,987	181,294	4,594,410				205,057		466,952
Exercise of common stock options																$ 69		$ 69
Exercise of common stock options																			2,475,000